Retirement Benefit and Other Post-retirement Obligations - Summary of Gains (Losses) Recognised in Other Comprehensive Income (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of defined benefit plans gain loss recognised [line items]
Gains (losses) recognised for benefit plans	£ (145)	£ 22	£ 175
Defined benefit plan [member]
Disclosure of defined benefit plans gain loss recognised [line items]
Gains (losses) recognised for benefit plans	(148)	16	£ 175
PRMB [member]
Disclosure of defined benefit plans gain loss recognised [line items]
Gains (losses) recognised for benefit plans	£ 3	£ 6